Investment Strategy - M3Sixty Onchain U.S. Government Money Market Fund	Jan. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategy of the Fund.
Strategy Narrative [Text Block]

The Fund invests at least 99.5% of its total assets in Government securities, cash, and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States under authority granted by the U.S. Congress; or any certificate of deposit for any of the preceding. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks, and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to operate as a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940 (the “1940 Act”). The Fund will give shareholders at least 60 days’ advance notice of any change to the 99.5% policy.

The Fund uses the amortized cost valuation method to seek to maintain a stable $1.00 share price and does not intend to impose liquidity fees or redemption gates on Fund redemptions. Please note, however, that the Board reserves the ability to subject the Fund to a liquidity fee and/or redemption gate in the future after providing prior notice to shareholders.

The Fund invests in:

●	U.S. government securities, which may include fixed, floating, and variable rate securities.

●	Repurchase agreements, which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed-upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

The Fund only buys securities that at the time of acquisition are “eligible securities,” as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation). The Fund invests only in U.S. dollar-denominated securities.

The Fund does not invest in any crypto or digital assets.

Use of Blockchain. CERES Coin TA, LLC (“CERES”), the Fund’s sub-transfer agent, maintains the record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and a private, permissioned blockchain network. Blockchain technology for mutual funds is relatively new and still evolving. CERES will reconcile these records with the official record of share ownership maintained by M3Sixty Administration, LLC (“M3Sixty”), the transfer agent. Like traditional fund recordkeeping systems, all Fund and shareholder records in this blockchain-integrated system are under the complete control of the transfer agent. The Fund’s investment manager and transfer agent expect that the blockchain-integrated recordkeeping system will provide operational efficiencies without negatively impacting the quality of the transfer agency services. The shares are not currently traded on any exchanges.

Generally, a blockchain is an immutable transaction ledger maintained within a distributed network of peer nodes. The immutability of the blockchain means that once an entry is accepted onto the ledger, it cannot be deleted or changed. Although the blockchain is an integral part of the Fund’s operations, the transfer agent is responsible for the accuracy of share ownership; a person holding shares due to errors or unauthorized transactions on the blockchain will have no legal claim to such shares.

These nodes each keep a copy of the ledger by applying transactions validated by a consensus protocol, grouped into blocks that include a hash that binds each block to the preceding block. Many blockchains, such as Bitcoin and Ethereum, are classified as permissionless public blockchain technology because they are public networks open to anyone, where participants interact anonymously. However, many enterprise use cases require performance characteristics that permissionless blockchain technologies cannot deliver currently. In addition, it is hard to identify the participants in a public but anonymous blockchain. Since such identity is necessary for financial transactions where Know-Your-Customer (“KYC”) and Anti-Money Laundering (“AML”) regulations must be followed, the Fund uses a private permissioned blockchain.

Private permissioned blockchains allow known and identified users to interact in a trusted environment. CERES built its proprietary blockchain-integrated system on the Linux Foundations Hyperledger Fabric, an enterprise-grade, distributed ledger platform. The following sections describe critical aspects of the Hyperledger Fabric protocol.

Hyperledger Fabric uses smart contracts and is a system by which participants manage their transactions. The private protocol is permissioned, requiring users to enroll through a trusted Membership Service Provider (“MSP”). Each MSP maintains a network of networks that is separate and private from other networks. This allows MSPs to create unique communities of users with enhanced privacy features. This setup enables the MSP to maintain transaction privacy while sharing hashes as transaction evidence on the ledger. The sub-transfer agent CERES is the MSP for the Fund’s shareholders, and their private data will be available only to CERES.

On the Hyperledger Fabric platform, unlike with a public permissionless network, the participants are known to each other. Upon the creation of an account through the App or the Fund’s Web Portal (the “Web Portal”), CERES will create an account for each investor, and they will be able to track the balance of any Fund shares in their account through the App or the Web Portal after reconciling any shareholder activity with the transfer agent. The Hyperledger Fabric used by the Fund uses smart contracts to issue shares. Smart contracts define important properties of the shares, including how they can be purchased and redeemed.

Strategy Portfolio Concentration [Text]	The Fund invests at least 99.5% of its total assets in Government securities, cash, and repurchase agreements collateralized fully by Government securities or cash.